Financial instruments and financial risk management - Market risk, Currency risk, sensitivity analyses (Details) - Currency risk $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Financial instruments and financial risk management
Percentage of reasonably possible increase (decrease) in risk assumption	10.00%
Australian Dollar
Financial instruments and financial risk management
Increase (decrease) in profit and loss due to reasonably possible increase (decrease) in designated risk component	$ 2,471
Other
Financial instruments and financial risk management
Increase (decrease) in profit and loss due to reasonably possible increase (decrease) in designated risk component	$ 2